SHARE-BASED PAYMENT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life	5 years	6 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 10.61
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 15.26